Quarterly Holdings Report
for
Fidelity® SAI Alternative Risk Premia Strategy Fund
October 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
CUA-NPRT1-1224
1.9910540.100
U.S. Treasury Obligations - 90.6%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 12/12/2024 (c) (Cost $36,794,952)	4.93	37,000,000	36,806,734

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $2,744,722)	4.87	2,744,173	2,744,722

TOTAL INVESTMENT IN SECURITIES - 97.3% (Cost $39,539,674)	39,551,456
NET OTHER ASSETS (LIABILITIES) - 2.7%	1,085,282
NET ASSETS - 100.0%	40,636,738

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BAFXFMR1 Index	0.12%	Return of Index	At Maturity	Bank of America, N.A.	Dec 2024	100,665,458	108,510	108,510
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to price and inflation data.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	12/24	(3,938,620)	(4.36)
USD	BRL	12/24	(943,121)	(1.04)
CAD	USD	12/24	1,404,525	1.56
USD	CHF	12/24	(8,419,172)	(9.32)
USD	CLP	12/24	(1,552,523)	(1.72)
USD	CNH	12/24	(2,235,198)	(2.47)
COP	USD	12/24	2,133,631	2.36
USD	CZK	12/24	(3,707,918)	(4.11)
EUR	USD	12/24	5,712,414	6.33
GBP	USD	12/24	956,905	1.06
USD	HUF	12/24	(1,149,883)	(1.27)
IDR	USD	12/24	4,803,390	5.32
INR	USD	12/24	6,571,380	7.28
JPY	USD	12/24	9,101,847	10.08
USD	KRW	12/24	(2,906,265)	(3.22)
USD	MXN	12/24	(1,590,248)	(1.76)
USD	NOK	12/24	(6,790,474)	(7.52)
NZD	USD	12/24	1,043,237	1.16
USD	PEN	12/24	(1,379,859)	(1.53)
PHP	USD	12/24	3,860,268	4.28
USD	PLN	12/24	(1,688,913)	(1.87)
SEK	USD	12/24	4,449,357	4.93
USD	SGD	12/24	(5,446,889)	(6.03)
THB	USD	12/24	3,624,488	4.01
TWD	USD	12/24	385,954	0.43
ZAR	USD	12/24	1,157,137	1.28
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
CINBFMR1 Index	0.00%	Return of Index	At Maturity	Citibank, N.A.	Dec 2024	14,187,143	70,317	70,317
Strategy: Long/short FX Spot related to market movements and flows represented with intraday positions.
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSFXFMR1 Index	0.00%	Return of Index	At Maturity	Goldman Sachs International	Dec 2024	33,693,084	391,880	391,880
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short FX Forwards related to interest rates.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	11/24	(199,648)	(0.65)
USD	AUD	12/24	(208,186)	(0.67)
USD	AUD	11/24	(200,666)	(0.65)
USD	AUD	11/24	(201,256)	(0.65)
USD	AUD	11/24	(204,107)	(0.66)
USD	AUD	11/24	(204,739)	(0.66)
USD	AUD	11/24	(205,227)	(0.67)
USD	AUD	11/24	(205,516)	(0.67)
USD	AUD	11/24	(205,094)	(0.66)
USD	AUD	11/24	(204,149)	(0.66)
USD	AUD	11/24	(205,159)	(0.67)
USD	AUD	11/24	(204,752)	(0.66)
USD	AUD	11/24	(206,258)	(0.67)
USD	AUD	11/24	(205,117)	(0.66)
USD	AUD	11/24	(205,549)	(0.67)
USD	AUD	11/24	(206,532)	(0.67)
USD	AUD	11/24	(206,328)	(0.67)
USD	AUD	11/24	(207,654)	(0.67)
USD	AUD	11/24	(208,130)	(0.67)
USD	AUD	11/24	(207,586)	(0.67)
USD	AUD	11/24	(208,817)	(0.68)
USD	AUD	11/24	(209,882)	(0.68)
BRL	USD	11/24	198,918	0.64
BRL	USD	12/24	209,204	0.68
BRL	USD	11/24	198,898	0.64
BRL	USD	11/24	200,202	0.65
BRL	USD	11/24	201,383	0.65
BRL	USD	11/24	200,590	0.65
BRL	USD	11/24	202,062	0.66
BRL	USD	11/24	407,624	1.32
BRL	USD	11/24	205,179	0.67
BRL	USD	11/24	205,602	0.67
BRL	USD	11/24	411,906	1.34
BRL	USD	11/24	206,474	0.67
BRL	USD	11/24	414,722	1.34
BRL	USD	11/24	207,673	0.67
BRL	USD	11/24	208,162	0.67
BRL	USD	11/24	208,471	0.68
BRL	USD	11/24	207,675	0.67
BRL	USD	11/24	415,056	1.35
USD	CHF	12/24	(209,565)	(0.68)
USD	CHF	11/24	(208,824)	(0.68)
USD	CHF	11/24	(208,668)	(0.68)
USD	CHF	11/24	(208,853)	(0.68)
USD	CHF	11/24	(208,462)	(0.68)
USD	CHF	11/24	(162,044)	(0.53)
USD	CHF	11/24	(209,917)	(0.68)
USD	CHF	11/24	(208,950)	(0.68)
USD	CHF	11/24	(209,500)	(0.68)
USD	CHF	11/24	(209,650)	(0.68)
USD	CHF	11/24	(210,330)	(0.68)
USD	CHF	11/24	(210,251)	(0.68)
USD	CHF	11/24	(210,437)	(0.68)
USD	CHF	11/24	(97,214)	(0.32)
USD	CHF	11/24	(100,829)	(0.33)
USD	CHF	11/24	(100,849)	(0.33)
USD	CHF	11/24	(210,156)	(0.68)
USD	CHF	11/24	(210,948)	(0.68)
HUF	USD	11/24	129,773	0.42
IDR	USD	11/24	202,073	0.66
IDR	USD	12/24	211,332	0.69
IDR	USD	11/24	203,497	0.66
IDR	USD	11/24	204,880	0.66
IDR	USD	11/24	206,661	0.67
IDR	USD	11/24	209,455	0.68
IDR	USD	11/24	211,526	0.69
IDR	USD	11/24	210,716	0.68
IDR	USD	11/24	209,746	0.68
IDR	USD	11/24	210,244	0.68
IDR	USD	11/24	209,158	0.68
IDR	USD	11/24	209,381	0.68
IDR	USD	11/24	208,607	0.68
IDR	USD	11/24	208,133	0.67
IDR	USD	11/24	207,648	0.67
IDR	USD	11/24	207,562	0.67
IDR	USD	11/24	207,612	0.67
IDR	USD	11/24	208,671	0.68
IDR	USD	11/24	209,448	0.68
IDR	USD	11/24	209,267	0.68
IDR	USD	11/24	209,623	0.68
IDR	USD	11/24	210,668	0.68
USD	ILS	11/24	(210,802)	(0.68)
USD	ILS	12/24	(207,008)	(0.67)
USD	ILS	11/24	(213,120)	(0.69)
USD	ILS	11/24	(213,580)	(0.69)
USD	ILS	11/24	(215,888)	(0.70)
USD	ILS	11/24	(214,012)	(0.69)
USD	ILS	11/24	(211,954)	(0.69)
USD	ILS	11/24	(212,088)	(0.69)
USD	ILS	11/24	(211,976)	(0.69)
USD	ILS	11/24	(211,192)	(0.68)
USD	ILS	11/24	(211,809)	(0.69)
USD	ILS	11/24	(211,015)	(0.68)
USD	ILS	11/24	(210,791)	(0.68)
USD	ILS	11/24	(209,418)	(0.68)
USD	ILS	11/24	(209,083)	(0.68)
USD	ILS	11/24	(212,640)	(0.69)
USD	ILS	11/24	(212,061)	(0.69)
USD	ILS	11/24	(213,352)	(0.69)
USD	ILS	11/24	(213,820)	(0.69)
USD	ILS	11/24	(213,109)	(0.69)
USD	ILS	11/24	(209,623)	(0.68)
USD	ILS	11/24	(209,145)	(0.68)
USD	JPY	12/24	(21,055)	(0.07)
USD	JPY	11/24	(91,069)	(0.30)
USD	JPY	11/24	(23,083)	(0.07)
USD	JPY	11/24	(23,600)	(0.08)
USD	JPY	11/24	(22,980)	(0.07)
USD	JPY	11/24	(23,056)	(0.07)
USD	JPY	11/24	(22,609)	(0.07)
USD	JPY	11/24	(20,742)	(0.07)
USD	JPY	11/24	(22,300)	(0.07)
USD	JPY	11/24	(21,727)	(0.07)
KRW	USD	11/24	146,760	0.48
KRW	USD	11/24	200,760	0.65
KRW	USD	11/24	204,989	0.66
KRW	USD	11/24	206,428	0.67
USD	KRW	11/24	(82,204)	(0.27)
USD	KRW	11/24	(205,608)	(0.67)
USD	KRW	11/24	(76,728)	(0.25)
USD	KRW	11/24	(79,434)	(0.26)
MXN	USD	11/24	207,913	0.67
MXN	USD	12/24	210,797	0.68
MXN	USD	11/24	205,724	0.67
MXN	USD	11/24	205,995	0.67
MXN	USD	11/24	203,360	0.66
MXN	USD	11/24	205,262	0.67
MXN	USD	11/24	204,930	0.66
MXN	USD	11/24	205,075	0.66
MXN	USD	11/24	205,677	0.67
MXN	USD	11/24	205,128	0.67
MXN	USD	11/24	204,168	0.66
MXN	USD	11/24	206,274	0.67
MXN	USD	11/24	209,306	0.68
MXN	USD	11/24	209,312	0.68
MXN	USD	11/24	207,725	0.67
MXN	USD	11/24	210,652	0.68
MXN	USD	11/24	209,090	0.68
MXN	USD	11/24	210,238	0.68
MXN	USD	11/24	208,976	0.68
MXN	USD	11/24	209,011	0.68
MXN	USD	11/24	210,286	0.68
MXN	USD	11/24	209,783	0.68
USD	NOK	11/24	(201,572)	(0.65)
USD	NOK	12/24	(186,745)	(0.61)
USD	NOK	11/24	(202,285)	(0.66)
USD	NOK	11/24	(202,404)	(0.66)
USD	NOK	11/24	(204,949)	(0.66)
USD	NOK	11/24	(113,366)	(0.37)
USD	NOK	11/24	(181,789)	(0.59)
USD	NOK	11/24	(182,377)	(0.59)
USD	NOK	11/24	(123,290)	(0.40)
USD	NOK	11/24	(45,156)	(0.15)
USD	NOK	11/24	(129,621)	(0.42)
USD	NOK	11/24	(126,943)	(0.41)
USD	NOK	11/24	(184,451)	(0.60)
USD	NOK	11/24	(184,727)	(0.60)
USD	NOK	11/24	(185,674)	(0.60)
USD	NOK	11/24	(187,972)	(0.61)
USD	NOK	11/24	(167,338)	(0.54)
USD	NOK	11/24	(113,226)	(0.37)
USD	NOK	11/24	(109,458)	(0.35)
USD	NOK	11/24	(108,689)	(0.35)
USD	NOK	11/24	(187,074)	(0.61)
USD	NOK	11/24	(187,423)	(0.61)
PHP	USD	12/24	210,487	0.68
PHP	USD	11/24	254,717	0.83
PHP	USD	11/24	73,896	0.24
PHP	USD	11/24	20,142	0.07
PHP	USD	11/24	11,268	0.04
PHP	USD	11/24	206,123	0.67
PHP	USD	11/24	206,062	0.67
PHP	USD	11/24	206,559	0.67
PHP	USD	11/24	206,948	0.67
PHP	USD	11/24	206,897	0.67
PHP	USD	11/24	207,905	0.67
PHP	USD	11/24	208,385	0.68
PHP	USD	11/24	208,607	0.68
PHP	USD	11/24	208,323	0.68
PHP	USD	11/24	208,486	0.68
PHP	USD	11/24	207,786	0.67
PHP	USD	11/24	209,374	0.68
PHP	USD	11/24	209,233	0.68
PHP	USD	11/24	209,638	0.68
PHP	USD	11/24	210,968	0.68
PHP	USD	11/24	210,677	0.68
USD	SEK	11/24	(201,109)	(0.65)
USD	SEK	12/24	(208,561)	(0.68)
USD	SEK	11/24	(202,223)	(0.66)
USD	SEK	11/24	(202,519)	(0.66)
USD	SEK	11/24	(205,108)	(0.66)
USD	SEK	11/24	(204,575)	(0.66)
USD	SEK	11/24	(204,050)	(0.66)
USD	SEK	11/24	(204,380)	(0.66)
USD	SEK	11/24	(204,533)	(0.66)
USD	SEK	11/24	(203,702)	(0.66)
USD	SEK	11/24	(205,060)	(0.66)
USD	SEK	11/24	(203,487)	(0.66)
USD	SEK	11/24	(205,413)	(0.67)
USD	SEK	11/24	(206,380)	(0.67)
USD	SEK	11/24	(207,142)	(0.67)
USD	SEK	11/24	(207,354)	(0.67)
USD	SEK	11/24	(207,306)	(0.67)
USD	SEK	11/24	(208,485)	(0.68)
USD	SEK	11/24	(208,422)	(0.68)
USD	SEK	11/24	(207,847)	(0.67)
USD	SEK	11/24	(208,719)	(0.68)
USD	SEK	11/24	(209,269)	(0.68)
USD	TWD	11/24	(205,079)	(0.66)
USD	TWD	11/24	(207,833)	(0.67)
USD	TWD	11/24	(208,651)	(0.68)
USD	TWD	11/24	(208,033)	(0.67)
USD	TWD	11/24	(211,845)	(0.69)
USD	TWD	11/24	(41,541)	(0.13)
USD	TWD	11/24	(210,523)	(0.68)
USD	TWD	11/24	(210,856)	(0.68)
USD	TWD	11/24	(210,684)	(0.68)
USD	TWD	11/24	(199,452)	(0.65)
ZAR	USD	11/24	206,794	0.67
ZAR	USD	12/24	209,229	0.68
ZAR	USD	11/24	208,112	0.67
ZAR	USD	11/24	188,380	0.61
ZAR	USD	11/24	198,301	0.64
ZAR	USD	11/24	210,106	0.68
ZAR	USD	11/24	210,911	0.68
ZAR	USD	11/24	209,290	0.68
ZAR	USD	11/24	207,640	0.67
ZAR	USD	11/24	209,655	0.68
ZAR	USD	11/24	209,578	0.68
ZAR	USD	11/24	209,998	0.68
ZAR	USD	11/24	210,591	0.68
ZAR	USD	11/24	209,384	0.68
ZAR	USD	11/24	210,002	0.68
ZAR	USD	11/24	208,645	0.68
ZAR	USD	11/24	212,497	0.69
ZAR	USD	11/24	211,248	0.68
ZAR	USD	11/24	210,019	0.68
ZAR	USD	11/24	210,436	0.68
ZAR	USD	11/24	210,218	0.68
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MSFXFME2 Index	0.00%	Return of Index	At Maturity	Morgan Stanley Capital Services LLC	Dec 2024	43,838,771	134,708	134,708
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
MXN	USD	11/24	820,240	2.10
IDR	USD	11/24	1,758,509	4.50
USD	PHP	11/24	(417,474)	(1.07)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MSFXFMRD Index	0.00%	Return of Index	At Maturity	Morgan Stanley Capital Services LLC	Dec 2024	26,063,775	392,231	392,231
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	NZD	11/24	(419,018)	(1.78)
USD	AUD	11/24	(456,970)	(1.94)
USD	CAD	11/24	(938,717)	(3.99)
USD	CHF	11/24	(534,379)	(2.27)
USD	EUR	11/24	(654,756)	(2.78)
USD	GBP	11/24	(613,053)	(2.61)
USD	JPY	11/24	(860,168)	(3.66)
USD	NOK	11/24	(359,237)	(1.53)
USD	SEK	11/24	(421,581)	(1.79)

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $5,275,499.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	5,462,291	3,836,917	6,554,486	45,537	-	-	2,744,722	0.0%
Total	5,462,291	3,836,917	6,554,486	45,537	-	-	2,744,722

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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